Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Basis of consolidation
(a)	Basis of consolidation
(i)  Business combinations

The Group implements the acquisition method to all business combinations. The acquisition date is the date on which the acquirer obtains control over the acquiree. An investor controls an investee when it is exposed or has rights to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Substantive rights held by the Group and by others are taken into account in assessing control. The Group recognizes goodwill at acquisition according to the fair value of the consideration transferred including any amounts recognized in respect of non-controlling interests in the acquiree less the net amount of the identifiable assets acquired and the liabilities assumed.

The consideration transferred includes the fair value of the assets transferred to the previous owners of the acquiree and the liabilities incurred by the acquirer to the previous owners of the acquiree.  In a step acquisition, the difference between the acquisition date fair value of the Group’s pre-existing equity rights in the acquiree and the related carrying amount at that date is recognized in profit or loss under other income or expenses.

Costs associated with the acquisition that were incurred by the acquirer in the business combination such as: finder’s fees, advisory, legal, valuation and other professional or consulting fees are expensed in the period the services are received.

(ii) Subsidiaries

Subsidiaries are entities controlled by the Group. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries have been changed when necessary to align them with the policies applied by the Group.

(iii) Non-controlling interests

Non-controlling interests reflects the equity of a subsidiary that cannot be attributed, directly or indirectly, to the parent company.

Measurement of non-controlling interests on the date of the business combination

Non-controlling interests that are instruments that give rise to a present ownership interest and entitle the holder to a share of net assets in the event of liquidation (for example: ordinary shares), are measured at the date of the business combination at either fair value or their proportionate interest in the identifiable assets and liabilities of the acquiree, on a transaction-by-transaction basis.

Allocation of profit or loss and other comprehensive income to the shareholders

Profit or loss and any part of other comprehensive income are allocated to the owners of the Company and the non-controlling interests, even when this results with a negative balance of the non-controlling interests.

(iv)   Loss of control

Upon the loss of control, the Group derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. If the Group retains any interest in the former subsidiary, then such interest is measured at fair value at the date that control is lost. The difference between; (i) the sum of the proceeds and fair value of the retained interest, and (ii) the derecognized balances, is recognized in profit or loss under other income or other expenses. Subsequently the retained interest is accounted for as an equity-accounted investee or as a financial asset in accordance with the provisions of IAS 28 and IFRS 9, depending on the level of influence retained by the Group in the former subsidiary.

The amounts recognized in capital reserves through other comprehensive income with respect to the former subsidiary are reclassified to profit or loss or to retained earnings in the same manner that would have been applicable if the subsidiary had itself realized the same assets or liabilities.

(v) Investment in associates

Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating activities. Significant influence is presumed to exist when the Group holds between 20% and 50% of voting rights in another entity. In assessing significant influence, potential voting rights that are currently exercisable or convertible into shares of the investee are taken into account.

Associates are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The cost of the investment includes transaction costs. The consolidated financial statements include the Company’s share of the income and expenses in profit or loss and of other comprehensive income of equity accounted investees, after adjustments to align the accounting policies with those of the Company, from the date that significant influence commences until the date that significant influence ceases.

When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term interests that form part thereof, is reduced to zero. When the Company’s share of long-term interests that form a part of the investment in the investee is different from its share in the investee’s equity, the Group continues to recognize its share of the investee’s losses, after the equity investment was reduced to zero, according to its economic interest in the long-term interests, after the aforesaid interests were reduced to zero. The recognition of further losses is discontinued except to the extent that the Group has an obligation to support the investee or has made payments on behalf of the investee.?

(vi) Change in interest held in associated companies while retaining significant influence

When the Group increases its interest in an associated company accounted for by the equity method while retaining significant influence, it implements the acquisition method only with respect to the additional interest obtained whereas the previous interest remains the same. When there is a decrease in the interest in an associated company accounted for by the equity method while retaining significant influence, the Group derecognizes a proportionate part of its investment and recognizes in profit or loss a gain or loss from such decrease in interest.

(vii) Loss of significant influence

The application of the equity method is discontinued from the date the group loses significant influence in an associate and the retained investment is accounted as a financial asset or a subsidiary, as relevant. On the date of losing significant influence, any retained interest it has in the former associate is measured at fair value. Any difference between the sum of the fair value of the retained interest and any proceeds received from the partial disposal of the investment in the associate, and the carrying amount of the investment on that date, are recognized in profit or loss. Amounts recognized in equity through other comprehensive income with respect to such associates are reclassified to profit or loss or to retained earnings in the same manner that would have been applicable if the associate had itself disposed the related assets or liabilities.

(viii) Transactions eliminated in consolidation

Intra-group balances and transactions and any unrealized income and expenses arising from intra-group transactions are eliminated. Unrealized gains arising from transactions with associates are eliminated to the extent of the Group’s interest in the associate. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign currency
(b)	Foreign currency

(i)	Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currency of Group entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the period, adjusted for effective interest and payments during the period, and the amortized cost in foreign currency translated at the exchange rate at the end of the period. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency at the exchange rate at the date that the fair value was determined. Foreign currency differences arising from retranslation of those assets and liabilities are recognized in profit or loss.  Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of their recognition.

(ii)	Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into United States dollars at exchange rates at the reporting date. The income and expenses of foreign operations are translated to United States dollars at exchange rates at the dates of the transactions.

Foreign currency differences are recognized in other comprehensive income, and presented in the foreign currency translation reserve (translation reserve) in equity. However, if the operation is a non-wholly-owned subsidiary, then the relevant proportionate share of the translation difference is allocated to the non-controlling interests.

Financial instruments
(c)	Financial instruments

(iii)Non-derivative financial assets

Initial recognition of financial assets

The Group initially recognizes receivables, deposits and loans on the date that they are originated. All other financial assets acquired in a regular way purchase, are recognized initially on the trade date which is the date that the Group becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset, unless subsequently measured at fair value. A trade receivable without a significant financing component is initially measured at the transaction price.

Classification of financial assets into categories and the accounting treatment of each category

The Group’s non-derivative financial instruments include investments in debt and equity securities, trade and other receivables and cash and cash equivalents, classified at initial recognition to one of the following measurement categories: (i) amortized cost,; (ii) fair value through other comprehensive income – investments in debt instruments,; (iii) fair value through other comprehensive income – investments in equity instruments,; or (iv) fair value through profit or loss.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated at fair value through profit or loss: (i) it is held within a business model whose objective is to hold assets to collect contractual cash flows; and (ii) the contractual terms of the financial asset give rise to cash flows representing solely payments of principal and interest on specified dates.

A financial asset is measured at fair value through other comprehensive income if it meets both of the following conditions and is not designated at fair value through profit or loss: (i) it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and (ii) the contractual terms of the debt instrument give rise to cash flows representing solely payments of principal and interest on specified dates.

All financial assets not classified as measured at amortized cost or fair value through other comprehensive income as described above, as well as financial assets designated at fair value through profit or loss, are measured at fair value through profit or loss.

The Group’s balances of trade and other receivables and deposits are held within a business model whose objective is collecting the contractual cash flows. The contractual cash flows of these financial assets represent solely payments of principal and interest that reflects consideration for the time value of money and the credit risk. Accordingly, these financial assets are subsequently measured at amortized cost.

The Group classifies its investment instruments according to the objectives of the business model within which the instruments are held, at the level of the portfolio. Such assessment considers the Company's stated policies and objectives for the portfolio and management's considerations in evaluating its performance, as well as the frequency, volume and timing of purchases and disposals of the portfolio's financial assets, in prior periods and per future expectations.

Impairment of financial assets

Provisions for expected credit losses of financial assets measured at amortized cost are recognized in profit or loss and deducted from the gross carrying amount of the financial assets. Provisions for expected credit losses of financial assets measured at fair value through other comprehensive income, reflecting an increase in credit risk since the initial recognition of such assets, are recognized in profit or loss and deducted from other comprehensive income. Impairment losses related to financial assets, including trade and other receivables, are presented under financing expenses.

Derecognition of financial assets

The Group derecognizes a financial asset when the contractual rights of the Group to the cash flows from the asset expire or the Group transfers the rights to receive the contractual cash flows from the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Subsequent measurement and gains and losses

Financial assets at fair value through profit or loss - These assets are subsequently measured at fair value. Net gains and losses, including any interest income or dividend income, are recognized in profit or loss.

Investments in equity instruments at fair value through other comprehensive income - These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss, unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in other comprehensive income and are never reclassified to profit or loss.?

Financial assets at amortized cost - These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Investments in debt instruments at fair value through other comprehensive income - These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in other comprehensive income. On derecognition, gains and losses accumulated in other comprehensive income are reclassified to profit or loss.

Cash and cash equivalents

Cash and cash equivalents include cash balances available for immediate use and call deposits. Cash equivalents are short-term highly liquid investments (with original maturities of three months or less) that are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value.

(iv) Non-derivative financial liabilities

The Group’s non-derivative financial liabilities include lease liabilities, loans and borrowings from banks and others, and trade and other payables. Financial liabilities are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged or cancelled.

Financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method. With respect to a lease liability, the Company also remeasures its carrying amount to reflect reassessments and/or modifications of the lease (see also Note 3(d)(ii)).

Debt modifications

An exchange of debt instruments having substantially different terms, or a substantial modification of terms of a debt instrument, between an existing borrower and lender is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability at fair value. The difference between the carrying amount of the original financial liability and the fair value of the new financial liability is recognized in profit or loss as part of the financial income or expenses. Any costs incurred in relation to such modifications are recognized in profit or loss as part of the financial income or expenses. The terms are substantially different if the discounted present value of the cash flows according to the new terms, including any commissions paid, less any commissions received and discounted using the original effective interest rate, is different by at least ten percent from the discounted present value of the remaining cash flows of the original financial liability. In addition to the aforesaid quantitative criterion, the Group examines, inter alia, whether there have also been changes in various economic parameters inherent in the exchanged debt instruments. In the case of insubstantial change in terms, the new cash flows are discounted at the original effective interest rate, with the difference between the present value of the financial liability with the new terms and the present value of the original financial liability being recognized in profit or loss.

Offset of financial instruments

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

(v)    Derivative financial instruments

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives, including embedded derivatives presented separately, are measured at fair value and changes therein are recognized in profit or loss.

(vi) Financial guarantees

A financial guarantee is initially recognized at fair value. In subsequent periods a financial guarantee is measured at the higher of the amount recognized in accordance with the guidelines of IFRS 9 and the liability initially recognized after being amortized in accordance with IFRS 15. Any resulting adjustment of the liability is recognized in profit or loss.

(vii) Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity, net of any tax effects.

Vessels, containers, handling equipment and other tangible assets
(d)	Vessels, containers, handling equipment and other tangible assets
(i)  Owned assets

Vessels, containers, handling equipment and other tangible assets are stated at cost less accumulated depreciation (see below) and accumulated impairment losses (see Note 3(f)). The cost of inspecting a vessel (dry-docking), that needs to be performed after a number of years of operation (usually once every five years), is separated from the cost of the vessel and depreciated according to the period until the following inspection. The Company’s management believes that there is no other material separate component whose contractual period of use is different from the contractual period of use of the whole vessel.

Gains and losses on disposal of vessels, containers, handling equipment and other tangible assets are determined by the difference between the net consideration from disposal and the carrying amount of these items and are recognized, on a net basis, within 'other operating income / expenses' in profit or loss.

Subsequent costs

The Group recognises within the carrying amount of an asset (vessel, container, handling equipment or other tangible asset), the cost of replacing part of such an asset, when that cost is incurred, if it is probable that the future economic benefits embodied with such part will flow to the Group and the cost of the part can be measured reliably (while the carrying amount of the replaced part is derecognized). Material improvements that increase the economic benefits expected from the assets are capitalised as part of their cost. All other costs are recognized in the income statement as an expense as incurred.

Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost, less its residual value.

An asset is depreciated from the date it is ready for use, meaning the date it reaches the location and condition required for it to operate in the manner intended by management.

Depreciation is recognized in profit and loss on a straight-line basis over the estimated useful life of each part of the asset (vessel, container, handling equipment or other tangible asset). Freehold land is not depreciated.

The estimated useful lives of vessels, containers, handling equipment and other tangible assets are as follows (taking into account a residual value of mainly 10%-20% of the cost of the assets, where applicable):

?

?	years
1. Vessels	?	Mainly 25 (*)	?
2. Containers	?	Mainly 13-15 (*)	?
3. Chassis	?	30	?
4. Other equipment	?	13	?
5. Dry docking for owned vessels	?	Up to 5	?

(*) As part of its periodical review of estimates, the Company reassessed and revised its estimates in respect of dry containers, by extending their average useful life from 13 to 15 years and increasing their residual value from 10% to 20% of historical cost. In addition, considering expectations in respect of future environmental regulations, the Company reassessed and revised its estimates in respect of the useful life of certain older vessels, from 25 years to 22 years. The above revised estimates resulted with a net reduction of US$ 7 million in depreciation expenses for the second half of 2022.

The estimated useful lives of other tangible assets for the current and comparative periods are as follows:

	?		years
1.	Buildings	?	25	?	?
2.	Computer systems and communication equipment	?	4-7	(Mainly 5 years)	?
3.	Other	?	5 - 15	?	?

?

Depreciation methods, useful life and residual values are reviewed at each reporting date.

(ii) Leased (Right-of-use) assets

A lease, in accordance with IFRS 16, defined as an arrangement that conveys the right to control the use of an identified asset for a period of time in exchange for consideration, is initially recognized on the date in which the lessor makes the underlying asset available for use by the lessee.

Upon initial recognition, the Company recognizes a lease liability at the present value of the future lease payments during the lease term and concurrently recognizes a right-of-use asset at the same amount of the liability, adjusted for any prepaid and/or initial direct costs incurred in respect of the lease. The present value is calculated using the implicit interest rate of the lease, or the Company’s incremental borrowing rate applicable for such lease, when the implicit rate is not readily determinable. The lease term is the non-cancellable period of the lease, considering extension and/or termination options which are reasonably certain to apply (see also Note 4(i)(a)).

Following recognition, the Company depreciates a right-of-use asset on a straight-line basis (see below), as well as adjust its value to reflect any re-measurement of its corresponding lease liability or any impairment losses in accordance with IAS 36.

The Company chose to apply the available exemptions, with respect certain assets or asset classes, for short-term leases and leases of low-value assets, as well as the expedient for the inclusion of non-lease components in the accounting of a lease.

Lease modifications

When a lease modification increases the scope of the lease by adding a right to use one or more underlying assets, and the consideration for the lease increased by an amount commensurate with the stand-alone price for the increase in such circumstances, the Group accounts for the modification as a separate lease. When the Group doesn’t account the modification as a separate lease, on the initial date of the lease modification, the Group determines the revised terms and measures the lease liability by discounting the revised lease payments using a revised discount rate, against the right-of-use asset.

For lease modifications that includes a decrease in scope of the lease, as a preceding step and before remeasuring the lease liability against the right-of-use asset, the Group first recognizes a decrease in the carrying amount of the right-of-use asset (on a pro-rata basis) and the lease liability (considering the revised lease payments and the pre-modification discounting rate), in order to reflect the partial or full cancellation of the lease, with the net change recognized in profit or loss.

Sale and lease-back

The Group applies the requirements of IFRS 15 to determine whether an asset transfer is accounted for as a sale. If an asset transfer satisfies the requirements of IFRS 15 to be accounted for as a sale, the Group measures the right-of-use asset arising from the leaseback at the proportion of the previous carrying amount that relates to the right of use retained by the Group. Accordingly, the Group only recognizes the amount of gain or loss that relates to the rights transferred. If the asset transfer does not satisfy the requirements of IFRS 15 to be accounted for as a sale, the Group accounts the transaction as secured borrowing.

Depreciation

Right-of-use assets are depreciated over the lease term, or their useful lives (considering residual value, if applicable), if it is reasonably certain that the Group will obtain ownership by the end of the lease term. The term of leases in which the Group is engaged with, are as follows:?

?	years
1. Vessels	?	1 - 6	?
2. Containers	?	1 - 13	?
3. Buildings, vehicles and other assets	?	Mainly 1 - 8	?

Intangible assets
(e)	Intangible assets

(i)	Goodwill

Goodwill that arises upon the acquisition of subsidiaries is presented as part of intangible assets. Subsequent to its’ initial recognition, goodwill is measured at cost less accumulated impairment losses.
(ii) Research and development of software

Development activities involve a plan or design for the production of new or substantially improved processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically, commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use the asset. The expenditures capitalized include the cost of direct labour and overhead costs that are directly attributable to preparing the asset for its intended use. Other development expenditures are recognized in profit or loss as incurred.  In subsequent periods, capitalized development expenditures are measured at cost less accumulated amortization and accumulated impairment losses.?

(iii) Software

The Group’s assets include computer systems consisting of hardware and software. The licenses for the software, which are considered to be a separate item, adding functionality to the hardware, are classified as intangible assets.

(iv)  Subsequent expenditures

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including expenditures on internally generated goodwill and brands, are recognized in profit or loss as incurred.

(v) Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset over its useful life. The amortizable amount is the cost of the asset, or other amount substituted for cost, less its residual value. Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use. The estimated useful lives for the current and comparative periods are as follows:?

Software		5 years	?
Capitalised software development costs	?	5-8 years	?

?

Amortization methods, useful life and residual values are reviewed at each reporting date.

Impairment
(f)	Impairment

(i) Financial assets

The Group recognizes a credit loss when it determines that the credit risk of a financial asset has increased significantly since initial recognition. An impairment loss is calculated as the difference between the financial asset’s carrying amount and the present value of its estimated (probability-weighted, where applicable) future cash flows discounted at the original effective interest rate. Provisions for expected credit losses of financial assets measured at amortized cost are recognized in profit or loss and deducted from the gross carrying amount of the financial assets. For investments in debt instruments at fair value through other comprehensive income, provisions for expected credit losses are recognized in profit or loss and deducted through other comprehensive income and do not reduce the carrying amount of the financial asset.

An impairment loss is reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognized. The reversal is recognized in profit or loss.

(ii) Non-financial assets

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (hereinafter: cash-generating unit, or “CGU”). The recoverable amount of an asset or cash-generating unit is the greater of its value-in-use and its fair value less costs to sell.

The carrying amounts of the Group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the CGU’s recoverable amount is estimated.  An impairment loss is recognized if the carrying amount of the Company's cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit and then to reduce the carrying amount of the other assets in that unit, on a pro rata basis (considering that the carrying amount of each individual asset will not be reduced below the greater of its value-in-use and its fair value less costs to sell).

An impairment loss is allocated between the owners of the Company and the non-controlling interests on the same basis that the profit or loss is allocated.  An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are re-assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Employee benefits
(g)	Employee benefits

(i)	Post-employment benefits

The Group has a number of post-employment benefit plans. The plans are usually financed by deposits with insurance companies or with funds managed by a trustee, and they are classified as defined contribution plans and as defined benefit plans.

(a)	Defined contribution plans

A defined contribution pension plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the periods during which related services rendered by employees.

(b)	Defined benefit plans

A defined benefit plan is a post-employment benefit plan other than a defined contribution plan. The Group’s net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value, and the fair value of any plan assets is deducted.

The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the then-net defined benefit liability (asset). The discount rate is the yield at the reporting date on high grade corporate bonds denominated in the same currency, that have maturity dates approximating the terms of the Group’s obligations.

The calculation is performed by a qualified actuary using the projected unit credit method.

When the calculation results in a net asset for the Group, an asset is recognized up to the net present value of economic benefits available in the form of a refund from the plan or a reduction in future contributions to the plan. An economic benefit in the form of refunds or reductions in future contributions is considered available when it can be realized over the life of the plan or after settlement of the obligation.

Gains or losses resulting from settlements of a defined benefit plan are recognized in profit or loss.

The Group recognizes immediately, directly in other comprehensive income, all actuarial gains and losses arising from defined benefit plans.

(ii) Termination benefits

Termination benefits are recognized as an expense when the Group is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense if the Group has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than 12 months after the reporting period, then they are discounted to their present value. The discount rate is the yield at the reporting date on high grade corporate bonds denominated in the same currency, that have maturity dates approximating the terms of the Group’s obligations.

(iii) Other long-term benefits

The Group’s net obligation in respect of long-term service benefits, other than pension plans, is the amount of future benefits that employees have earned in return for their service in the current and prior periods; that benefit is discounted to determine its present value, and the fair value of any related assets is deducted. The discount rate is the yield at the reporting date on long-term high grade corporate bonds denominated in the same currency, that have maturity dates approximating to the terms of the Group’s obligations. The calculation is performed using the projected unit credit method. Any actuarial gains or losses are recognized in profit or loss in the period in which they arise.

(iv) Short-term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related employees’ services are provided. The employee benefits are classified, for measurement purposes, as short-term benefits or as other long-term benefits depending on when the Group expects the benefits to be settled.

(v)  Share-based compensation

The grant date fair value of share-based compensation awards granted to employees is recognized as a salary expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. The amount recognized as an expense in respect of share-based compensation awards that are conditional upon meeting service and non-market performance conditions, is adjusted to reflect the number of awards that are expected to vest.

If the terms of an award previously granted are modified by increasing the fair value of the equity instruments granted, such incremental fair value, measured immediately before and after the modification, is recognized for the grantee’s services as a salary expense, over the period from the modification date and until the modified equity instruments are fully vested.

Provisions
(h)	Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is more likely than not that an outflow of economic benefits will be required to settle the obligation.

The Group recognizes a reimbursement asset if, and only if, it is virtually certain that the reimbursement will be received if the Company settles the obligation. The amount recognized in respect of the reimbursement does not exceed the amount of the provision.

Legal matters

The Financial Statements includes appropriate provisions in respect of legal matters involving the Group which, in the opinion of the Group's management, based, among others, on the opinion of its legal advisers retained in respect of those matters, is more likely than not that an outflow of economic benefits will be required to settle the obligation and the amount of obligation can be estimated reliably.  Note 27 includes details of additional exposure due to contingent legal matters, where the amounts might be significant.

Revenue Recognition from shipping services and related expenses
(i)	Revenue Recognition from shipping services and related expenses

Revenue from containerized and non-containerized cargo

The Group considers each freight transaction as comprised of one performance obligation, recognized per the time-based portion completed as at the reporting date. The operating expenses related to cargo traffic are recognized immediately as incurred. If the expected incremental and other direct costs related to the cargo exceed its expected related revenue, a provision for onerous contracts is recognized through profit or loss, in accordance with IAS 37.

With respect to presentation and in accordance with IFRS 15 guidance, the Company recognizes “Contract assets”, reflecting receivables (not eligible to be classified as a financial asset, i.e. as trade receivables) and “Contract liabilities”, reflecting obligation to provide services, both with respect to engagements with customers, not yet completed as at the respective reporting date. Contract assets and contract liabilities relating to the same contract are to be presented on a net basis in the statement of financial position. However, trade receivables and contract liabilities deriving from the same contract are to be presented on a gross basis in the statement of financial position.

Revenue from demurrage

Revenues from demurrage and detentions for containers are accounted as separate performance obligation and recognized over time, up until the time of the customer’s late return or pick-up of containers.

Revenue from value-added services

Revenues from value-added services provided to the customers by the Company and its agencies, such as documents handling, customs, duties etc., are accounted as separate performance obligation and recognized when the service is rendered.

Cooperation agreements

Non-monetary exchange of slots with other shipping companies in order to facilitate sale of services to customers are not accounted as revenues.

Finance income and expenses
(j)	Finance income and expenses

Finance income ordinarily includes interest income recognized in profit or loss as it accrues, using the effective interest method. Finance expenses include mainly interest expense in respect of lease liabilities and borrowings and impairment losses recognized on trade and other receivables. Foreign currency gains and losses are reported on a net basis.

In the statements of cash flows, interest received and dividends received are presented as part of cash flows from operating activities. Interest paid and dividends paid are presented as part of cash flows from financing activities.

Income taxes
(k)	Income taxes

Income taxes include current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to amounts relate to items recognized directly in equity or in other comprehensive income, to the extent they relate to such items. Current taxes are the taxes payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their corresponding amounts used for taxation purposes. Deferred taxes are not recognized for the following temporary differences: (i) the initial recognition of goodwill, (ii) the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit, and (iii) differences relating to investments in subsidiaries, associates and joint arrangements, to the extent that the Group is able to control the timing of the reversal of the temporary difference and it is probable that they will not reverse in the foreseeable future, either by way of selling the investment or by way of distributing dividends by the investee. Deferred taxes are measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilised, or to the extent it can be utilized in future periods against taxable temporary differences (i.e. deferred tax liabilities). Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised. Additional income taxes that arise from the distribution of dividends are recognized in profit or loss when the liability to pay the related dividends is recognized by the distributing company.

Current tax balances and deferred tax balances, and movements therein, are presented separately from each other and are not offset.

Current tax assets are offset against current tax liabilities, and deferred tax assets against deferred tax liabilities if, the Company or the Group has the legally enforceable right to set off current tax assets against current tax liabilities and the following additional conditions are met:

-	In the case of current tax assets and liabilities, the Company or the Group intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously; or
-	In the case of deferred tax assets and liabilities, if they relate to income taxes levied by the same taxation authority on either;

-	The same taxable entity; or
-	Different taxable entities, which, in each future period in which significant amounts of deferred tax liabilities or assets are contractual to be settled or recovered, intend to realise the current tax assets and settle the current tax liabilities on a net basis or realise and settle simultaneously.

Earnings (losses) per share
(l)	Earnings (losses) per share

The Group presents basic and diluted earnings (losses) per share (EPS) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, for the effects of all dilutive potential ordinary shares, if any. Share splits (or reversed splits) in effect as of the financial statements issuance date are applied to all presented periods.

Transactions with controlling shareholder
(m)	Transactions with controlling shareholder

Assets and liabilities included in a transaction with a controlling shareholder are measured at fair value on the date of the transaction, with the difference between the fair value and the consideration from the transaction recorded in the Company’s equity.

Government grants
(n)	Government grants

Government grants are recognized initially when there is reasonable assurance that they will be received and the Group will comply with the conditions associated with the grant.  Grants received from the Government of Israel with respect to the cost of employing Israeli resident sailors on Israeli vessels during 2020 were deducted from the salary costs.

Inventories
(o)	Inventories
Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the moving average principle, and mainly includes fuel on board.
Non-current assets and disposal groups held for sale
(p)	Non-current assets and disposal groups held for sale

Non-current assets are classified as held for sale if it is highly probable that they will be recovered primarily through a sale transaction and not through continuing use. Immediately before classification as held for sale, the assets are remeasured in accordance with the Group’s accounting policies. Thereafter, the assets are measured at the lower of their carrying amount and fair value less cost to sell. In subsequent periods, depreciable assets classified as held for sale are not periodically depreciated. Impairment losses recognized on initial classification as held for sale, and subsequent gains or losses on remeasurement, are recognized in profit or loss.